Inventories and cost of sales	12 Months Ended
Jan. 03, 2021
Disclosure of inventories [text block] [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2020		2019

Finished goods	Ps.	904,999	224,025
Packing material		26,029	4,577
		931,028	228,602
Merchandise in transit		342,998	116,952
	Ps.	1,274,026	345,554

The cost of inventories recognized as an expense in respect of operating income was Ps. 3,290,994, Ps. 1,280,829 and Ps. 958,469 for the periods of 2020, 2019 and 2018.

The cost of inventories recognized as an expense includes Ps. 24,438, Ps. 14,273 and Ps. 7,084 for the periods of 2020, 2019 and 2018, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.